7. ACQUISTIONS (Tables)	6 Months Ended
Jun. 30, 2012
Acquistions Tables
ACQUISTIONS

The Company allocated the consideration to assets acquired and liabilities assumed as follows:

Cash	$837,263
Receivables and deposits	174,440
Investments	895,273
Mineral property interests	47,979,966
Equipment	1,488
Accounts payable and accrued liabilities	(128,689)
Deferred income tax liability	(13,991,460)
$35,768,281